Loans and borrowings (Details 3)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
USD
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	[1]		1 Month LIBOR + 82.7 bps
Borrowings, original currency	[2]		U.S
Non Convertible Debentures | INR
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	[1]	6.77%
Borrowings, original currency	[2]	INR

[1]	“LIBOR” means the London Inter-bank Offered Rate.
[2]	“U.S.$” means United States Dollars and “INR” means Indian rupees.